UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05820
The Hyperion Brookfield Total Return Fund, Inc.
(Exact name of registrant as specified in charter)
Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)
Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-549-8400
Date of fiscal year end: November 30, 2007
Date of reporting period: August 31, 2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments
THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 45.2%
U.S. Government Agency Collateralized Mortgage Obligations - 2.1%
Federal Home Loan Mortgage Corporation
Series 1675, Class KC	6.50%		10/15/10	$2,937	@	$2,945,479
Series 1604, Class MC	9.00	†	11/15/08	250		251,169
Series 1604, Class SB	9.00	†	11/15/08	48		48,255
Series 1587, Class SK	9.00	†	10/15/08	364		363,284

						3,608,187

Federal National Mortgage Association
Series 1997-79, Class PL	6.85		12/18/27	891		925,176
Series 1998-W6, Class B3	7.09		10/25/28	1,075		883,073
Series 1993-170, Class SC	9.00	†	09/25/08	17		16,574
Series 1993-48, Class C	9.50		04/25/08	3		2,765

						1,827,588

Total U.S. Government Agency Collateralized Mortgage Obligations (Cost — $5,423,980)						5,435,775

U.S. Government Agency Pass-Through Certificates - 39.2%
Federal Home Loan Mortgage Corporation
Pool A16170	6.00		12/01/33	2,840		2,848,627
Pool A17112	6.00		12/01/33	9,814	@	9,844,029
Pool A24261	6.50		07/01/34	2,293		2,335,125
Pool A25455	6.50		08/01/34	2,503		2,549,353
Pool C53494	7.50		06/01/31	50		52,461
Pool C56878	8.00		08/01/31	121		127,265
Pool C58516	8.00		09/01/31	288		304,268
Pool C59641	8.00		10/01/31	364		383,809
Pool C55166	8.50		07/01/31	217		231,833
Pool C55167	8.50		07/01/31	78		83,531
Pool C55168	8.50		07/01/31	81		87,036
Pool C55169	8.50		07/01/31	192		205,151
Pool C60422	8.50		10/01/31	63		67,190
Pool C60423	8.50		10/01/31	242		258,580
Pool G01466	9.50		12/01/22	1,684		1,828,632
Pool 555538	10.00		03/01/21	1,390		1,525,689

						22,732,579

Federal National Mortgage Association
TBA	5.50		03/15/37	10,000		9,765,620
Pool 649881	6.00		09/01/32	2,251		2,260,020
Pool 811125	6.00		02/01/35	2,868		2,868,113
Pool 650162	6.50		10/01/32	1,605		1,640,019
Pool 652870	6.50		10/01/32	1,900		1,940,877
Pool 654917	6.50		08/01/32	4,904		5,010,088
Pool 655843	6.50		09/01/32	2,042		2,085,807
Pool 783828	6.50		07/01/34	1,123		1,143,392
Pool 789949	6.50		07/01/34	2,856		2,908,873
Pool 796005	6.50		09/01/34	6,650	@	6,773,923
Pool 809240	6.50		01/01/35	1,530		1,558,151
Pool 555933	7.00		06/01/32	7,720	@	8,010,562
Pool 645912	7.00		06/01/32	1,681		1,742,811
Pool 645913	7.00		06/01/32	1,824		1,890,669
Pool 843773	7.00		12/01/35	1,053		1,082,234
Pool 255053	7.50		12/01/33	521		542,107
Pool 545990	7.50		04/01/31	2,901		3,041,134
Pool 735576	7.50		11/01/34	3,187	@	3,337,638
Pool 784369	7.50		07/01/13	231		232,670
Pool 789284	7.50		05/01/17	616		634,674
Pool 827853	7.50		10/01/29	894		936,814
Pool 833602	7.50		11/01/35	1,951		2,020,742

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
Pool 885034	7.50%		05/01/36	$1,662		$1,711,130
Pool 896391	7.50		06/01/36	3,080		3,171,688
Pool 398800	8.00		06/01/12	785		813,171
Pool 735800	8.00		01/01/35	1,946		2,060,122
Pool 887694	8.00		06/01/36	471		493,120
Pool 827855	8.50		10/01/29	1,511		1,621,393
Pool 545436	9.00		10/01/31	727		791,872
Pool 852865	9.00		07/01/20	2,386		2,576,091
Pool 458132	9.45		03/15/31	2,605		2,851,483

						77,517,008

Total U.S. Government Agency Pass-Through Certificates (Cost — $101,482,937)						100,249,587

U.S. Treasury Obligations - 3.9%
United States Treasury Note (cost $9,776,563)	4.50		05/15/17	10,000	@	9,957,810

Total U.S. Government & Agency Obligations (Cost — $116,683,480)						115,643,172

ASSET-BACKED SECURITIES - 20.7%
Housing Related Asset-Backed Securities - 15.7%
125 Home Loan Owner Trust
Series 1998-1A, Class M2* (b)	7.75		02/15/29	255		227,160
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1	7.65		05/15/21	10,060		8,650,584
Asset Backed Funding Corporation
Series 2005-AQ1, Class B1* (e)	5.75/6.25		06/25/35	1,986		1,338,994
Series 2005-AQ1, Class B2* (e)	5.75/6.25		06/25/35	2,087		1,370,283

						2,709,277

First Franklin Mortgage Loan Trust
Series 2004-FFH2, Class B1* (d)	8.82	†	06/25/34	1,155		288,867
Green Tree Financial Corp.
Series 1998-3, Class A6	6.76		03/01/30	3,099		3,204,742
Series 1997-6, Class A9	7.55		01/15/29	2,111		2,223,577
Series 1995-6, Class M1 (i)	8.10		09/15/26	8,650		8,567,297

						13,995,616

Harborview Mortgage Loan Trust
Series 2005-14, Class B4* (b)	5.58		12/19/35	1,178		815,746
Series 2005-1, Class B4* (b) (d)	7.07	†	03/19/35	1,107		983,530
Series 2005-1, Class B5* (b) (d)	7.07	†	03/19/35	1,597		1,012,127
Series 2005-1, Class B6* (b) (d)	7.07	†	03/19/35	1,855		352,526
Series 2005-2, Class B4* (b) (d)	7.07	†	05/19/35	2,675		1,977,732

						5,141,661

Mid-State Trust
Series 10, Class B	7.54		02/15/36	1,599		1,442,849
Series 2004-1, Class M2	8.11		08/15/37	2,436		2,453,568

						3,896,417

Structured Asset Investment Loan Trust
Series 2004-8, Class B1(d) (i)	7.82	†	09/25/34	2,000		1,992,772
Structured Asset Securities Corporation
Series 2005-6, Class B5	5.34	†	05/25/35	969		652,299
Series 2005-6, Class B6	5.34	†	05/25/35	969		453,873
Series 2005-6, Class B7	5.34	†	05/25/35	651		87,849

						1,194,021

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

ASSET-BACKED SECURITIES (continued)
Vanderbilt Mortgage Finance, Inc.
Series 2001-B, Class A5	6.96%		09/07/31	$2,000	$1,932,362

Total Housing Related Asset-Backed Securities (Cost — $45,850,374)					40,028,737

Non-Housing Related Asset-Backed Securities - 1.8%
Aerco Ltd.
Series 2A, Class A3* (b)	5.78	†	07/15/25	3,261	2,674,137
Airlines Pass Through Trust
Series 1R, Class A8	5.70	†	03/15/19	2,090	2,047,954
Global Rated Eligible Assets Trust
Series 1998-A, Class A1 (i)	7.33		09/15/07	1,560	1
Securitized Multiple Asset Rated Trust
Series 1997-2, Class A(c) (i)	8.24		10/01/12	2,263	1

Total Non-Housing Related Asset-Backed Securities (Cost — $4,742,350)					4,722,093

Franchise Securities - 0.1%
Franchisee Loan Receivable Trust
Series 1995-B, Class A* (i) (cost $814,332)	9.33	†	01/15/11	812	271,602

Collateralized Debt Obligations - 3.1%
Anthracite CDO I Ltd.
Series 2002-CIBA, Class CFL* (b)	6.57		05/24/37	5,000	4,896,737
Apidos CDO
Series 2005-2A, Class B* (b)	6.18		12/21/18	2,000	1,758,000
Porter Square CDO I Limited
Series 1A, Class C* (b)	9.17	†	08/15/38	2,000	1,360,000

Total Collateralized Debt Obligations (Cost — $8,960,373)					8,014,737

Total Asset-Backed Securities (Cost — $60,367,429)					53,037,169

COMMERCIAL MORTGAGE BACKED SECURITIES - 24.3%
Banc America Commercial Mortgage Trust
Series 2006-2, Class J*	5.48		05/10/45	332	243,607
Series 2007-2, Class K*	5.70		04/10/49	5,000	3,601,038

					3,844,645

Bear Stearns Commercial Mortgage Securities
Series 2006-PWR13, Class J*	5.26		09/11/41	896	704,854
Series 2006-PWR13, Class K	5.26		09/11/41	693	449,580
Series 2006-PWR11, Class H*	5.63		03/11/39	1,700	1,275,226
Series 2006-PWR13, Class H*	6.03		09/11/41	4,083	3,158,956
Series 1999-C1, Class D*	6.53		02/14/31	5,000	4,991,410

					10,580,026

CD 2006 CD2
Series 2006-CD2, Class J* (b)	5.47		01/11/46	1,000	747,857
Commercial Mortgage Asset Trust
Series 1999-C1, Class C	7.35		01/17/32	2,000	2,170,354
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1* (b)	6.75		06/20/31	1,739	1,811,526
Credit Suisse First Boston Mortgage
Series 2004-C5, Class J* (b)	4.65	†	11/15/37	1,000	865,300
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L*	5.15		09/15/39	684	483,753
Series 2006-C4, Class M*	5.15		09/15/39	754	507,833
Series 2006-C1, Class K* (b)	5.74		12/15/16	4,715	3,560,377
Series 2006-C4, Class K* (b)	6.30		09/15/36	4,950	3,878,886

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)

					$8,430,849

GM Building Mezzanine Loan(g)	6.00%		12/10/10	$5,000	4,927,126
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class H* (b)	5.72		12/12/44	2,300	1,749,863
Series 2007-LD11, Class J*	6.01		06/15/49	511	404,651
Series 2007-LD11, Class K*	6.01		06/15/49	939	694,128

					2,848,642

JP Morgan Commercial Mortgage Finance Corp.
Series 1999-C8, Class C	7.42	†	07/15/31	5,000	5,173,045
LB-UBS Commercial Mortgage Trust
Series 2002-C2, Class L* (b)	5.68		07/15/35	5,300	4,795,490
LNR CDO V Limited
Series 2007-1A, Class F* (b)	6.77	†	12/26/49	3,750	2,775,586
Morgan Stanley Capital I
Series 2006-TOP21, Class H* (b)	5.30		10/12/52	1,500	1,090,153
Series 2006-IQ11, Class J* (b)	5.53		06/15/42	256	156,099
Series 2007-T27, Class G*	5.80		06/11/42	501	385,688

					1,631,940

Nationslink Funding Corp.
Series 1998-2, Class F* (b)	7.11		08/20/30	4,840	4,906,571
UBS 400 Atlantic Street Mortgage Trust
Series 2002-C1A, Class B3* (b)	7.19		01/11/22	3,000	3,218,951
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class H* (b)	5.48		10/15/41	4,000	3,310,700

Total Commercial Mortgage Backed Securities (Cost — $67,652,707)					62,038,608

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 13.3%
Subordinated Collateralized Mortgage Obligations - 13.3%
Banc of America Alternative Loan Trust
Series 2004-3, Class 30B6	5.50		04/25/34	241	14,449
Banc of America Funding Corporation
Series 2003-3, Class B4	5.47	†	10/25/33	891	702,122
Series 2003-3, Class B5	5.47	†	10/25/33	891	544,612
Series 2003-3, Class B6	5.47	†	10/25/33	894	241,314

					1,488,048

Banc of America Mortgage Securities, Inc.
Series 2005-4, Class B4	5.50		05/25/35	532	368,412
Series 2005-4, Class B5	5.50		05/25/35	399	205,256
Series 2005-4, Class B6	5.50		05/25/35	266	71,935
Series 2005-5, Class 30B4	5.50		06/25/35	779	548,920
Series 2005-5, Class 30B5	5.50		06/25/35	584	323,335
Series 2005-5, Class 30B6	5.50		06/25/35	585	152,012
Series 2001-4, Class 1B3	6.75		04/20/31	1,334	1,332,320

					3,002,190

Countrywide Home Loans
Series 2003-57, Class B3	5.50		01/25/34	476	369,592
Series 2007-11, Class B2	6.00		08/25/37	999	793,153

					1,162,745

First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B5* (b)	5.45	†	07/25/35	413	192,297
Series 2005-4, Class B6* (b)	5.45	†	07/25/35	414	111,895

					304,192

First Republic Mortgage Loan Trust
Series 2000-FRB1, Class B3	5.82	†	06/25/30	300	298,731

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
G3 Mortgage Reinsurance Ltd.
Series 1, Class E* (b) (i)	25.32%	†	05/25/08	$5,450	$5,636,718
JP Morgan Mortgage Trust
Series 2003-A2, Class B4	4.88	†	11/25/33	541	469,638
Residential Finance Limited Partnership
Series 2004-B, Class B5* (b)	6.90	†	02/10/36	3,381	3,315,153
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B1	5.25		02/25/34	585	435,970
Series 2004-S1, Class B3	5.25		02/25/34	216	16,974
Series 2003-S7, Class B2	5.50		05/25/33	657	413,782
Series 2003-S7, Class B3(a)	5.50		05/25/33	937	374,913

					1,241,639

Resix Finance Ltd. Credit-Linked Notes
Series 2005-C, Class B7* (b)	8.45	†	09/10/37	3,891	3,670,015
Series 2004-C, Class B7* (b)	8.85	†	09/10/36	1,436	1,366,441
Series 2003-D, Class B7* (b)	11.10	†	12/10/35	1,860	1,890,097
Series 2003-CB1, Class B8* (b)	12.10	†	06/10/35	1,850	1,872,209
Series 2006-C, Class B11* (b)	12.86	†	07/15/38	998	908,191
Series 2006-C, Class B12* (b)	14.86	†	07/15/38	1,996	1,797,844
Series 2004-A, Class B10* (b)	16.85	†	02/10/36	829	822,517

					12,327,314

Washington Mutual
Series 2005-AR2, Class B11* (b) (d)	6.52	†	01/25/45	3,225	2,005,902
Series 2005-AR2, Class B12* (b) (d)	6.52	†	01/25/45	2,522	403,468

					2,409,370

Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class B4	5.50		06/25/34	1,729	1,289,581
Series 2004-6, Class B5	5.50		06/25/34	1,038	565,311
Series 2004-6, Class B6	5.50		06/25/34	692	152,203
Series 2002-10, Class B6	6.00		06/25/32	460	193,408

					2,200,503

Total Subordinated Collateralized Mortgage Obligations (Cost — $37,131,880)					33,870,690

Total Non-Agency Residential Mortgage Backed Securities (Cost — $37,131,880)					33,870,690

				Notional
	Interest			Amount
	Rate		Maturity	(000s)	Value

INTEREST ONLY SECURITIES - 5.8%
Banc of America Commercial Mortgage Inc.
Series 2003-1, Class XP2* (b) (f)	1.53	†	09/11/36	49,778	1,450,325
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2, Class X2* (b) (f)	1.05	†	02/15/35	74,184	544,807
COMM Commercial Mortgage
Class 2001-J2A, Class EIO* (b) (f)	3.74	†	07/16/34	10,000	2,595,369
Commercial Capital Access One, Inc.
Series 2001-A, Class T1(f) (i)	4.50		02/15/09	18,000	1,168,200
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1* (b) (f)	0.41	†	05/10/36	83,320	3,595,838
GS Mortgage Securities Corp. II
Series 2001-ROCK, Class X1* (b) (f)	0.39	†	05/03/18	247,816	1,962,144
Vendee Mortgage Trust
Series 1997-2, Class IO(f)	0.06	†	06/15/27	31,682	63,363

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2007

				Notional
	Interest			Amount
	Rate		Maturity	(000s)	Value

INTEREST ONLY SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1* (b) (f)	0.55%	†	11/15/34	$81,302	$3,332,321

Total Interest Only Securities (Cost — $13,893,590)					14,712,367

			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value

HIGH YIELD CORPORATE BONDS - 9.8%
Basic Industry - 1.9%
AK Steel Corp.	7.75	06/15/12	400	398,000
Arch Western Finance LLC	6.75	07/01/13	400	378,500
Buckeye Technologies Inc.	8.50	10/01/13	400	404,000
Crown Americas LLC	7.75	11/15/15	400	404,000
Freeport Mcmoran Couper & Gold	8.38	04/01/17	250	266,250
Georgia-Pacific Corp.	8.13	05/15/11	400	402,000
Hawker Beechcraft Acquisition Co.* (b)	8.50	04/01/15	400	398,000
Momentive Performance* (b)	9.75	12/01/14	400	381,000
Mosaic Co/The* (b)	7.38	12/01/14	250	254,375
Mueller Water Products Inc.* (b)	7.38	06/01/17	250	237,500
Owens Brockway Glass Container Inc.	6.75	12/01/14	400	386,000
Peabody Energy Corp.	6.88	03/15/13	250	249,375
Tube City IMS Corp.* (b)	9.75	02/01/15	400	392,000
Westlake Chemical Corp.	6.63	01/15/16	400	368,000

Total Basic Industry (Cost — $4,984,951)				4,919,000

Capital Goods - 0.8%
Alliant Techsystems Inc.	6.75	04/01/16	250	245,000
Case New Holland Inc.	6.00	06/01/09	250	248,750
Manitowoc Co., Inc./The	7.13	11/01/13	400	389,000
Terex Corp.	7.38	01/15/14	400	400,000
Texas Industries Inc.	7.25	07/15/13	250	245,313
Transdigm Inc.* (b)	7.75	07/15/14	400	402,000
Trinity Industries Inc.	6.50	03/15/14	250	236,250

Total Capital Goods (Cost — $2,195,451)				2,166,313

Consumer Cyclical - 0.6%
Avis Budget Car Rental LLC* (b)	7.63	05/15/14	400	390,000
Ford Motor Credit Co.	7.00	10/01/13	400	356,227
Levi Strauss & Co.	9.75	01/15/15	250	258,750
Phillips-Van Heusen	7.25	02/15/11	250	251,562
Rite Aid Corp.	7.50	03/01/17	250	232,500

Total Consumer Cyclical (Cost — $1,531,629)				1,489,039

Consumer Non-Cyclical - 0.8%
Constellation Brands Inc.* (b)	7.25	05/15/17	400	388,000
Couche-Tard U.S. LP	7.50	12/15/13	400	392,000
Dean Foods Co.	7.00	06/01/16	400	368,000
Service Corp. Int’l	6.75	04/01/16	400	377,000
Stater Brothers Holdings	8.13	06/15/12	400	399,000
Supervalu Inc.	7.50	11/15/14	200	202,000

Total Consumer Non-Cyclical (Cost — $2,202,234)				2,126,000

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2007

			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value

HIGH YIELD CORPORATE BONDS (continued)
Energy - 1.7%
Chesapeake Energy Corp.	6.88%	01/15/16	$400	$391,000
Consol Energy Inc.	7.88	03/01/12	250	258,750
El Paso Corp.	6.88	06/15/14	250	252,249
Ferrellgas GRS LP	6.75	05/01/14	400	380,000
Grant Prideco Inc. Series B	6.13	08/15/15	400	382,000
OPTI Canada Inc.* (b)	8.25	12/15/14	400	405,000
Range Resources Corp.	7.50	05/15/16	400	404,000
Sabine Pass LNG LP* (b)	7.50	11/30/16	400	389,000
SESI LLC	6.88	06/01/14	400	382,000
VeraSun Energy Corp.* (b)	9.38	06/01/17	400	371,000
Whiting Petroleum Corp.	7.25	05/01/13	400	381,000
Williams Companies Inc.* (b)	6.38	10/01/10	250	250,625

Total Energy (Cost — $4,337,368)				4,246,624

Finance & Investment - 0.0%
Deluxe Corp.* (b) (Cost — $100,000)	7.38	06/01/15	100	98,500

Media - 1.1%
Charter Communications Operating LLC* (b)	8.38	04/30/14	400	396,000
CSC Holdings Inc.	7.88	02/15/18	500	468,750
Dex Media West LLC/Dex Media Finance Company*	8.50	08/15/10	400	405,000
Idearc Inc.	8.00	11/15/16	400	395,000
Intelsat Subsidiary Holding Co. LTD	8.63	01/15/15	400	402,500
Lamar Media Corp.	6.63	08/15/15	400	382,000
Mediacom Broadband LLC	8.50	10/15/15	400	396,000

Total Media (Cost — $2,934,701)				2,845,250

Services Cyclical - 1.0%
AMC Entertainment Inc. Series B	8.63	08/15/12	400	409,000
Corrections Corp. of America	7.50	05/01/11	250	251,250
Festival Fun Parks LLC	10.88	04/15/14	250	253,125
Inn of the Mountain Gods Resort & Casino	12.00	11/15/10	400	422,000
Iron Mountain Inc.	8.63	04/01/13	400	400,000
Pokagon Gaming Authority* (b)	10.38	06/15/14	400	428,000
Seneca Gaming Corp.	7.25	05/01/12	400	402,000

Total Services Cyclical (Cost — $2,580,821)				2,565,375

Services Non-Cyclical - 0.6%
Allied Waste North America Inc.	6.88	06/01/17	400	388,000
ARAMARK Services Inc.	8.50	02/01/15	400	398,500
Church & Dwight Company Inc.	6.00	12/15/12	400	373,000
HCA Inc.(b)	9.25	11/15/16	250	256,875

Total Services Non-Cyclical (Cost — $1,456,795)				1,416,375

Technology & Electronics - 0.7%
Flextronics International LTD	6.25	11/15/14	400	368,000
Freescale Semiconductor Inc.* (b)	10.13	12/15/16	400	348,000
Itron Inc.	7.75	05/15/12	400	401,000
L-3 Communications Corp.	6.13	07/15/13	250	241,875
Sungard Data Systems Inc.	4.88	01/15/14	400	345,000

Total Technology & Electronics (Cost — $1,793,473)				1,703,875

Telecommunications - 0.6%
Cincinnati Bell Inc.	8.38	01/15/14	400	396,000

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2007

			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value

HIGH YIELD CORPORATE BONDS (continued)
Citizens Communications Co.	6.25%	01/15/13	$400	$384,000
Qwest Corp.* (b)	6.50	06/01/17	400	388,000
Windstream Corp.	7.00	03/15/19	400	377,000

Total Telecommunications (Cost — $1,599,341)				1,545,000

Total High Yield Corporate Bonds (Cost — $25,716,764)				25,121,351

	Shares	Value

Common Stocks - 0.4%
MFA Mortgage Investments Incorporated (REIT) (cost $728,355)	100,000	906,000

Preferred Stocks - 0.3%
SL Green Realty Corp., Series C, 7.63%, (REIT) (cost $770,075)	29,900	721,188

			Principal
	Interest		Amount
	Rate	Maturity	(000s)		Value

SHORT TERM INVESTMENTS - 1.6%
Federal Home Loan Bank Discount Notes(h)	0.00	09/04/07	4,000		3,998,600
United States Treasury Bill	4.75	09/20/07	125	#	124,776

Total Short Term Investments (Cost — $4,123,301)					4,123,376

Total Investments - 121.4% (Cost — $327,067,581)					310,173,921
Liabilities in Excess of Other Assets — (21.4)%					(54,620,664)

NET ASSETS - 100.0%					$255,553,257

*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
†	—	Variable Rate Security: Interest rate is the rate in effect August 31, 2007.
(a)	—	Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.
(b)	—	Private placement.
(c)	—	This issue is currently making only partial interest payments.
(d)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(e)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(f)	—	Interest rate is based on the notional amount of the underlying mortgage pools.
(g)	—	Represents investment in Mezzanine Loans.
(h)	—	Zero Coupon Note — Interest rate represents current yield to maturity.
(i)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of August 31, 2007, the total value of all such securities was $7,076,522 or 2.8% of net assets.
#	—	Portion or entire principal amount delivered as collateral for open future contracts.
CDO	—	Collateralized Debt Obligation
REIT	—	Real Estate Investment Trust
TBA	—	Settlement is on a delayed delivery or when-issued basis with a final maturity To Be Announced.
@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
/\	—	At August 31, 2007, the aggregate cost of investments for income tax purposes was $327,067,581. Net unrealized depreciation aggregated $16,893,660 of which $3,494,289 related to appreciated investment securities and $20,387,949 related to depreciated investment securities.

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.

By:	/s/ Clifford E. Lai Clifford E. Lai Principal Executive Officer
Date: October 24, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai Clifford E. Lai Principal Executive Officer

Date: October 24, 2007

By:	/s/ Thomas F. Doodian

Thomas F. Doodian Treasurer and Principal Financial Officer

Date: October 24, 2007